Operating Segments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Information of Operating Segment [Abstract]
Net interest income	$ 42,800,000,000	$ 43,230,000,000	$ 42,763,000,000
Provision (reversal of provision) for credit losses	2,309,000,000	7,217,000,000	7,899,000,000	15,753,000,000	21,668,000,000
Noninterest income	40,980,000,000	42,856,000,000	38,185,000,000
Noninterest expense	48,842,000,000	50,398,000,000	49,393,000,000
Income (loss) before income tax expense (benefit)	32,629,000,000	28,471,000,000	23,656,000,000
Income Tax Expense (Benefit)	10,405,000,000	9,103,000,000	7,445,000,000
Net income (loss) before noncontrolling interests	22,224,000,000	19,368,000,000	16,211,000,000
Less: Net income from noncontrolling interests	346,000,000	471,000,000	342,000,000
Net income	21,878,000,000	18,897,000,000	15,869,000,000
Average loans	805,000,000,000	775,200,000,000
Average assets	1,448,300,000,000	1,341,600,000,000
Average core deposits	942,100,000,000	893,900,000,000
Operating Segment (Textual) [Abstract]
Annual sales of wholesale banking customers	in excess of $20 million
Annual sales of small business community banking customers	up to $20 million
Community Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	28,839,000,000	29,045,000,000	29,657,000,000
Provision (reversal of provision) for credit losses	2,755,000,000	6,835,000,000	7,976,000,000
Noninterest income	21,500,000,000	24,360,000,000	21,124,000,000
Noninterest expense	28,723,000,000	30,840,000,000	29,252,000,000
Income (loss) before income tax expense (benefit)	18,861,000,000	15,730,000,000	13,553,000,000
Income Tax Expense (Benefit)	5,799,000,000	4,774,000,000	4,104,000,000
Net income (loss) before noncontrolling interests	13,062,000,000	10,956,000,000	9,449,000,000
Less: Net income from noncontrolling interests	330,000,000	464,000,000	316,000,000
Net income	12,732,000,000	10,492,000,000	9,133,000,000
Average loans	499,300,000,000	487,100,000,000
Average assets	835,400,000,000	761,100,000,000
Average core deposits	620,100,000,000	591,200,000,000
Wholesale Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	12,298,000,000	12,648,000,000	11,616,000,000
Provision (reversal of provision) for credit losses	(445,000,000)	286,000,000	(110,000,000)
Noninterest income	11,766,000,000	11,444,000,000	9,952,000,000
Noninterest expense	12,378,000,000	12,082,000,000	11,177,000,000
Income (loss) before income tax expense (benefit)	12,131,000,000	11,724,000,000	10,501,000,000
Income Tax Expense (Benefit)	3,984,000,000	3,943,000,000	3,495,000,000
Net income (loss) before noncontrolling interests	8,147,000,000	7,781,000,000	7,006,000,000
Less: Net income from noncontrolling interests	14,000,000	7,000,000	19,000,000
Net income	8,133,000,000	7,774,000,000	6,987,000,000
Average loans	290,000,000,000	273,800,000,000
Average assets	502,300,000,000	481,700,000,000
Average core deposits	237,200,000,000	227,000,000,000
Wealth Brokerage And Retirement [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	2,888,000,000	2,768,000,000	2,844,000,000
Provision (reversal of provision) for credit losses	(16,000,000)	125,000,000	170,000,000
Noninterest income	10,315,000,000	9,392,000,000	9,333,000,000
Noninterest expense	10,455,000,000	9,893,000,000	9,934,000,000
Income (loss) before income tax expense (benefit)	2,764,000,000	2,142,000,000	2,073,000,000
Income Tax Expense (Benefit)	1,050,000,000	814,000,000	785,000,000
Net income (loss) before noncontrolling interests	1,714,000,000	1,328,000,000	1,288,000,000
Less: Net income from noncontrolling interests	2,000,000	0	7,000,000
Net income	1,712,000,000	1,328,000,000	1,281,000,000
Average loans	46,100,000,000	42,700,000,000
Average assets	180,900,000,000	164,600,000,000
Average core deposits	150,100,000,000	137,500,000,000
Other [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	(1,225,000,000)	(1,231,000,000)	(1,354,000,000)
Provision (reversal of provision) for credit losses	15,000,000	(29,000,000)	(137,000,000)
Noninterest income	(2,601,000,000)	(2,340,000,000)	(2,224,000,000)
Noninterest expense	(2,714,000,000)	(2,417,000,000)	(970,000,000)
Income (loss) before income tax expense (benefit)	(1,127,000,000)	(1,125,000,000)	(2,471,000,000)
Income Tax Expense (Benefit)	(428,000,000)	(428,000,000)	(939,000,000)
Net income (loss) before noncontrolling interests	(699,000,000)	(697,000,000)	(1,532,000,000)
Less: Net income from noncontrolling interests	0	0	0
Net income	(699,000,000)	(697,000,000)	(1,532,000,000)
Average loans	(30,400,000,000)	(28,400,000,000)
Average assets	(70,300,000,000)	(65,800,000,000)
Average core deposits	$ (65,300,000,000)	$ (61,800,000,000)